Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	November 15, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
360 Funds (the “Trust”) (File Nos. 811-21726 and 333-123290) on behalf of the
Foundry Micro Cap Value Fund and Foundry Small Cap Value Fund (each a
“Fund” and collectively, the “Funds”), the proposed new series of the Trust

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement'). The Amendment is the initial filing to establish the two Funds as new series of the Trust.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,

On behalf of the 360 Funds

cc:        Mr. John Grzeskiewicz
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111